Income Taxes - Schedule of Income Tax Provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Current benefit (expense) Federal
Current benefit (expense) State
Total current
Deferred benefit (expense) Federal	59,539	3,467
Deferred benefit (expense) State	13,127	825
Total deferred	72,666	4,292
Less: Valuation allowance	(72,666)	(4,292)
Total